Document and Entity Information	Jun. 03, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 03, 2019
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Jun. 03, 2019
Document Effective Date	Jun. 03, 2019
Prospectus Date	Aug. 28, 2018
MFS® Lifetime® 2060 Fund | A
Prospectus:
Trading Symbol	MFJAX
MFS® Lifetime® 2060 Fund | B
Prospectus:
Trading Symbol	MFJBX
MFS® Lifetime® 2060 Fund | C
Prospectus:
Trading Symbol	MFJCX
MFS® Lifetime® 2060 Fund | I
Prospectus:
Trading Symbol	MFJIX
MFS® Lifetime® 2060 Fund | R1
Prospectus:
Trading Symbol	MFJEX
MFS® Lifetime® 2060 Fund | R2
Prospectus:
Trading Symbol	MFJGX
MFS® Lifetime® 2060 Fund | R3
Prospectus:
Trading Symbol	MFJTX
MFS® Lifetime® 2060 Fund | R4
Prospectus:
Trading Symbol	MFJUX
MFS® Lifetime® 2060 Fund | R6
Prospectus:
Trading Symbol	MFJKX